CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
ASSETS
Cash and due from banks	$ 2,042	$ 1,839
Interest-earning demand deposits	301	1,734
Total cash and cash equivalents	2,343	3,573
Certificates of deposit	350	350
Investment securities available-for-sale (amortized cost of $107,556 and $66,968)	107,676	66,916
Investment securities held to maturity (fair value of $9,990 and $36,979)	9,523	36,618
Mortgage-backed securities held to maturity (fair value of $137,679 and $163,265)	137,416	162,639
Net loans receivable (allowance for loan losses of $360 and $304)	64,673	46,163
Accrued interest receivable	1,508	1,198
Federal Home Loan Bank stock, at cost	6,599	6,619
Premises and equipment	542	630
Bank owned life insurance	4,410	4,276
Deferred tax assets (net)	406	524
Other assets	277	210
TOTAL ASSETS	335,723	329,716
LIABILITIES
Deposits	141,278	138,928
Federal Home Loan Bank advances: short-term	144,027	37,830
Federal Home Loan Bank advances: long-term - fixed rate	10,000	12,500
Federal Home Loan Bank advances: long-term - variable rate	6,109	105,305
Accrued interest payable	189	156
Other liabilities	1,035	2,954
TOTAL LIABILITIES	302,638	297,673
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,485	21,485
Treasury stock (1,766,507 and 1,764,917 shares at cost)	(26,905)	(26,886)
Retained earnings - substantially restricted	40,189	39,353
Accumulated other comprehensive loss	(238)	(461)
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(1,484)	(1,486)
TOTAL STOCKHOLDERS' EQUITY	33,085	32,043
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 335,723	$ 329,716